Employee Retirement Plans (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Compensation and Retirement Disclosure [Abstract]
Schedule of Net Benefit Costs
The components of the net pension income and net postretirement benefits income for the three and nine months ended September 30, 2014 and 2013, are as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2014	2013	2014	2013
Pension income
Interest cost	$(7.3)	$(7.1)	$(21.9)	$(21.1)
Expected return on plan assets	8.6	7.5	25.8	22.5
Net periodic pension benefit income	1.3	0.4	3.9	1.4
Amortization of actuarial loss	—	(0.1)	—	(0.2)
Net pension income	$1.3	$0.3	$3.9	$1.2

Postretirement benefits income
Interest cost	$—	$—	$(0.1)	$(0.1)
Amortization of prior service credit	1.5	1.4	4.4	4.3
Amortization of actuarial gain	—	—	0.1	—
Net postretirement benefits income	$1.5	$1.4	$4.4	$4.2

The components of the net periodic pension and postretirement benefit expense (income) for the years ended December 31, 2013, 2012 and 2011 are as follows:

	Pension Benefits			Postretirement Benefits
	2013	2012	2011	2013	2012	2011
Service cost	$—	$0.3	$0.4	$—	$0.2	$0.4
Interest cost	28.2	31.2	34.1	0.1	0.7	1.4
Expected return on plan assets	(30.2)	(27.2)	(27.6)	—	—	—
Amortization of prior service credit	—	—	—	(5.7)	(3.4)	(3.5)
Amortization of actuarial (gain) / loss	0.3	—	—	—	(0.1)	0.4
Net periodic benefit cost (income)	(1.7)	4.3	6.9	(5.6)	(2.6)	(1.3)
Curtailment/settlement (gain) / loss	(2.1)	0.1	—	—	(12.8)	(7.0)
Total expense (income)	$(3.8)	$4.4	$6.9	$(5.6)	$(15.4)	$(8.3)

Schedule of Defined Benefit Plans Disclosures
The Company made the following contributions and benefit payments to its defined benefit pension and postretirement plans during the nine months ended September 30, 2014:

Nine Months Ended
September 30, 2014
Contributions on qualified pension plans	$28.5
Benefit payments on non-qualified pension plans	3.5
Benefit payments on postretirement plans	0.4
Total benefit plan payments	$32.4

The following provides a reconciliation of the projected benefit obligation, fair value of plan assets and the funded status of the pension and postretirement plans as of December 31, 2013 and 2012:

	Pension Benefits		Postretirement Benefits
	2013	2012	2013	2012
Changes in benefit obligation
Projected benefit obligation, beginning of year	$744.0	$692.8	$5.4	$27.8
Service cost	—	0.3	—	0.2
Interest cost	28.2	31.2	0.1	0.7
Plan participants contributions	—	—	0.2	0.3
Plan amendments	—	—	—	(22.6)
Actuarial (gain) / loss	(78.5)	75.5	(1.0)	0.6
Benefits paid	(58.5)	(55.8)	(0.7)	(1.6)
Projected benefit obligation, end of year	$635.2	$744.0	$4.0	$5.4

Changes in plan assets
Fair value of plan assets, beginning of year	$458.9	$412.2	$—	$—
Actual return on plan assets	84.3	52.7	—	—
Employer contributions	40.5	49.8	0.5	1.3
Plan participants contributions	—	—	0.2	0.3
Benefits paid	(58.5)	(55.8)	(0.7)	(1.6)
Fair value of plan assets, end of year	$525.2	$458.9	$—	$—

Funded status	$(110.0)	$(285.1)	$(4.0)	$(5.4)

Schedule of Amounts Recognized in Balance Sheet
Amounts recognized on the consolidated balance sheets as of December 31, 2013 and 2012 are as follows:

	Pension Benefits		Postretirement Benefits
	2013	2012	2013	2012
Current liabilities	$(4.0)	$(1.2)	$(0.8)	$(1.0)
Noncurrent liabilities	(106.0)	(283.9)	(3.2)	(4.4)
Total amount recognized	$(110.0)	$(285.1)	$(4.0)	$(5.4)

Schedule of Defined Benefit Plan, Reconciliation of Accumulated Other Comprehensive Income (Loss) Prior to Deferred Tax Effects
The following table provides a reconciliation of the Company's accumulated other comprehensive income (loss) prior to any deferred tax effects at December 31, 2013 and 2012 are as follows:

	Pension Benefits	Postretirement Benefits
	Actuarial Gain / (Loss), net	Actuarial Gain / (Loss), net	Prior Service Credit/(Cost)	Total
Balance at January 1, 2011	$(29.6)	$0.9	$9.1	$10.0
Amount arising during the period	(50.7)	(0.6)	22.6	22.0
Amortization included in net earnings (loss)	—	(0.1)	(3.4)	(3.5)
Plan curtailments/settlements included in net earnings (loss)	0.1	(12.8)	—	(12.8)
Balance at December 31, 2012	$(80.2)	$(12.6)	$28.3	$15.7
Amount arising during the period	132.6	1.0	—	1.0
Amortization included in net earnings (loss)	0.3	—	(5.7)	(5.7)
Impact of plan settlements included in net earnings (loss)	(2.1)	—	—	—
Balance at December 31, 2013	$50.6	$(11.6)	$22.6	$11.0

Schedule of Amounts in Accumulated Other Comprehensive Income (Loss) to be Recognized over Next Fiscal Year
The amounts in accumulated other comprehensive income (loss) that are expected to be recognized as components of net periodic pension and postretirement benefit expense (income) over the next year are as follows:

	Pension Expense (Income)	Postretirement Expense (Income)
Amortization of:
Net actuarial gain	$(0.1)	$(0.3)
Net prior service credit	—	(5.7)
Total	$(0.1)	$(6.0)

Schedule of Assumptions Used
The weighted-average assumptions, separately for the pension and postretirement benefit plans, used to determine net periodic benefit costs for the years ended December 31, 2013, 2012 and 2011 were as follows:

	Pension Benefits			Postretirement Benefits
	2013	2012	2011	2013	2012	2011
Discount rate (beginning of year rate)	3.9%	4.7%	5.2%	2.8%	3.7%	4.2%
Rate of compensation increase	N/A	N/A	3.5%	N/A	N/A	3.5%
Expected long-term return on plan assets	6.5%	6.5%	6.5%	N/A	N/A	N/A

The weighted-average assumptions, separately for the pension and postretirement benefit plans, used to determine benefit obligations at December 31, 2013 and 2012 were as follows:

	Pension Benefits		Postretirement Benefits
	2013	2012	2013	2012
Discount rate (end of year rate)	4.8%	3.9%	3.6%	2.8%

Schedule of Effect of One-Percentage-Point Change in Assumed Health Care Cost Trend Rates
A one-percentage point change in assumed health care cost trend rates would have the following effects:

	1% Increase	1% Decrease
Total postretirement benefits income	$—	$—
Postretirement benefits obligation	0.1	(0.1)

Schedule of Expected Benefit Payments
An estimate of the Plans' future benefit payments to be made from funded qualified plans and unfunded non-qualified and postretirement plans to plan participants are as follows:

	Pension Benefits	Postretirement Benefits
2014	$41.4	$0.8
2015	38.9	0.6
2016	38.0	0.4
2017	38.5	0.3
2018	39.6	0.3
2019 – 2023	201.9	1.3
Thereafter	236.9	0.3
Total	$635.2	$4.0

Schedule of Allocation of Plan Assets
The fair values of the Company's pension plan assets at December 31, 2013 and 2012 by asset category are as follows:

	December 31, 2013				December 31, 2012
Asset Category	Total	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3
Cash and cash equivalents	$0.3	$0.3	$—	$—	$0.4	$0.4	$—	$—
Fixed income	171.5	—	171.5	—	162.1	—	162.1	—
Equities	353.4	122.9	230.5	—	295.0	270.8	24.2	—
Others	—	—	—	—	1.4	—	1.4	—
Total	$525.2	$123.2	$402.0	$—	$458.9	$271.2	$187.7	$—